Unaudited Interim Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2015	$ 2	$ 337,121	$ (313,839)	$ 23,284
Balance (in shares) at Dec. 31, 2015	19,522,413
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	4,080	0	4,080
Issuance of common stock (in shares)	1,180,000
Issuance of convertible promissory notes	$ 0	9,400	0	9,400
Stock based compensation	$ 0	119	0	119
Stock based compensation (in shares)	(8,003)
Net loss	$ 0	0	(17,730)	(17,730)
Balance at Sep. 30, 2016	$ 2	350,720	(331,569)	19,153
Balance (in shares) at Sep. 30, 2016	20,694,410
Balance at Dec. 31, 2016	$ 3	369,291	(338,462)	30,832
Balance (in shares) at Dec. 31, 2016	34,072,210
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 0	2,597	0	2,597
Issuance of common stock (in shares)	2,907,136
Issuance of convertible promissory notes	$ 0	10,389	0	10,389
Stock based compensation	$ 0	662	0	662
Stock based compensation (in shares)	0
Net loss	$ 0	0	(3,119)	(3,119)
Balance at Sep. 30, 2017	$ 3	$ 382,939	$ (341,581)	$ 41,361
Balance (in shares) at Sep. 30, 2017	36,979,346